Note 14 - Employee Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Retirement Plan [Member]
Note 14 - Employee Benefits (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Requisite Service Period	1 year
Defined Contribution Plan, Employer Voluntary Matching, Bank Contribution	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	6.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	6 years
Defined Benefit Plan, Contributions by Employer	$ 156,000	$ 143,000	$ 155,000
Stock Option and Restricted Stock Plan [Member]
Note 14 - Employee Benefits (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	160,000
Omnibus Equity Plan [Member]
Note 14 - Employee Benefits (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	0	0
Middlefield Banking Company [Member] | Retirement Plan [Member]
Note 14 - Employee Benefits (Details) [Line Items]
Defined Contribution Plan Annual Vesting Percentage	20.00%
Middlefield Banking Company [Member] | Directors Retirement Plan [Member]
Note 14 - Employee Benefits (Details) [Line Items]
Deferred Compensation Arrangement with Individual, Requisite Service Period	5 years
Retirement Benefits Term	10 years
Post-retirement Benefits Percentage of Compensation	25.00%
Middlefield Banking Company [Member] | Executive Deferred Compensation Plan [Member]
Note 14 - Employee Benefits (Details) [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 65,000	$ 115,000	$ 120,000
Maximum [Member] | Stock Option and Restricted Stock Plan [Member]
Note 14 - Employee Benefits (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years